Earnings (Loss) Per Share (Details Narrative) - shares	Nov. 30, 2017	Feb. 28, 2017	Nov. 30, 2016	Feb. 29, 2016
Common shares outstanding		1,625,000
Warrant [Member]
Common shares outstanding	8,660,000	4,660,000	4,540,000	4,660,000
Stock Option [Member]
Common shares outstanding	2,392,310	2,592,310	2,592,310	2,592,310